Financial Risk Management - Changes of Financial Assets Classified as Level 3 (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2019 KRW (₩)
Disclosure of fair value measurement of assets [line items]
Balance at beginning	₩ 42,369,111
Balance at ending	44,611,620
Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Balance at beginning	375,092
Loss for the period	(5,417)
OCI	(5,371)
Acquisition	150,806
Disposal	(15,570)
Transfer	(13,902)
Balance at ending	485,638
FVTPL [member] | Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Balance at beginning	124,374
Loss for the period	(5,417)
OCI	2,345
Acquisition	58,361
Disposal	(9,264)
Transfer	7,991
Balance at ending	178,390
Financial assets at FVOCI [member] | Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Balance at beginning	250,718
OCI	(7,716)
Acquisition	92,445
Disposal	(6,306)
Transfer	(21,893)
Balance at ending	₩ 307,248